Stock-Based Compensation - Schedule of Company’s RSU’s (Details) - RSU’s [Member]	9 Months Ended
Sep. 30, 2025 $ / shares shares
Schedule of Company’s RSU’s [Line Items]
Number of RSUs, Outstanding at the beginning of the year | shares	8,827,092
Weighted-Average Grant Date Fair Value, Outstanding at the beginning of the year | $ / shares	$ 3.13
Number of RSUs, Granted during the period | shares	4,757,929
Weighted-Average Grant Date Fair Value, Granted during the period | $ / shares	$ 2.16
Number of RSUs, Vested during the period | shares	(3,494,185)
Weighted-Average Grant Date Fair Value, Vested during the period | $ / shares	$ 3.24
Number of RSUs, Forfeited during the period | shares	(614,936)
Weighted-Average Grant Date Fair Value, Forfeited during the period | $ / shares	$ 2.78
Number of RSUs outstanding at the end of the year | shares	9,475,900
Weighted-Average Grant Date Fair Value, RSUs outstanding at the end of the year | $ / shares	$ 2.63